Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	5.75
Maximum Aggregate Offering Price	$ 57,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,940.75
Offering Note
(1)    Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers an additional indeterminate amount of shares of Class A common stock (the “Common Stock”) to be offered or sold pursuant to the equity incentive plan described herein, which may become issuable to prevent dilution resulting from adjustments as a result of stock dividends, stock splits, reverse stock splits and other anti-dilution provisions.
(2)    Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 13, 2026, which date is within five business days prior to filing this Registration Statement.
(3) The Registrant is not relying on Rule 457(p) to offset some or all of the filing fee due.